INTANGIBLES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES
4	INTANGIBLES

On August 26, 2021, the Company formed a subsidiary, Beyond Fintech. to acquire a product known as Beyond Wallet from a third party for gross proceeds of $250,000, together with the logo, use of name and implementation of the product into the Company’s technology. The Company owns 51% of Beyond Fintech with the other 49% owned by Frictionless.

During the year ended December 31, 2021, the Company paid gross proceeds of $375,000 to Frictionless for the development of the IPSIPay wallet, and during the nine months ended September 30, 2022, an additional $544,320 was spent by the Company to facilitate the functioning of the IPSIPay software in the cloud environment. Beyond Fintech spent an additional $41,320 on software to further enhance the Beyond Wallet product offering.

	September 30, 2022	December 31, 2021
Purchased Technology	$1,210,640	$625,000
Accumulated amortization	(12,629)	-
	$1,198,011	$625,000

Amortization expense was $12,629 for the three and nine months ended September 30, 2022 and $0 for the three and the nine months ended September 30, 2021.

4	INTANGIBLES

On August 26, 2021, The Company formed a new subsidiary, Beyond Fintech. to acquire a product known as Beyond Wallet from a third party for gross proceeds of $250,000, together with the logo, use of name and implementation of the product into the Company’s technology. The company owns 51% of Beyond Fintech with the other 49% owned by Frictionless.

During the year, the Company paid gross proceeds of $375,000 to frictionless for the development of the IPSIPay wallet, which is now complete.

	December 31, 2021	December 31, 2020
Purchased Technology	$625,000	$-